Subsequent events (Details)	1 Months Ended	6 Months Ended
	Jul. 29, 2020 USD ($) aircraft	Jun. 30, 2020 USD ($) aircraft	Jul. 20, 2020 USD ($)	Jul. 13, 2020 USD ($)	Jun. 04, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Commitment		$ 36,782,018,000
Capital Addition Purchase Commitments
Subsequent Event [Line Items]
Number of forward orders | aircraft		337
Unsecured
Subsequent Event [Line Items]
Commitment		$ 22,972,075,000
Amount outstanding		$ 18,087,896,000				$ 17,523,093,000
Unsecured | Senior Notes Due 2020
Subsequent Event [Line Items]
Stated interest rate					4.25%
Amount outstanding					$ 500,000,000.0
Subsequent Event | Capital Addition Purchase Commitments
Subsequent Event [Line Items]
Number of forward orders | aircraft	322
Subsequent Event | B-737-Max | Aircraft | Capital Addition Purchase Commitments
Subsequent Event [Line Items]
Number of forward orders, cancelled | aircraft	15
Number of forward orders | aircraft	80
Subsequent Event | Unsecured | AerCap Trust and AICDC Senior Notes Due 2023
Subsequent Event [Line Items]
Commitment	$ 1,250,000,000
Stated interest rate	4.50%
Subsequent Event | Unsecured | Senior Notes
Subsequent Event [Line Items]
Debt instrument, repurchase amount				$ 1,500,000,000
Subsequent Event | Unsecured | Senior Notes Due 2020
Subsequent Event [Line Items]
Commitment				$ 742,100,000
Stated interest rate			4.625%	8.25%
Amount outstanding			$ 999,000,000.0
Subsequent Event | Unsecured | Senior Notes Due 2022
Subsequent Event [Line Items]
Commitment				$ 365,700,000
Stated interest rate				8.625%
Subsequent Event | Unsecured | Senior Notes Due 2021
Subsequent Event [Line Items]
Commitment				$ 334,500,000
Stated interest rate				4.625%